Provision for Income Taxes - Expiration of Tax Loss Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 2,608
2014 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	6
2015 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	169
2016 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	779
2017 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	507
2018 Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	11
2019 - 2023 Tax Loss Credit Carry Forwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	232
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	147
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax loss carryforwards	$ 757